March 31, 2026

Via EDGAR Transmission

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Tema ETF Trust, File Nos. 333-267188 and 811-23823

Ladies and Gentlemen:

On behalf of the Tema Space Innovators ETF (the “Fund”), a series of Tema ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, dated March 30, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission March 30, 2026, accession number 0001999371-26-007090.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench